UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-9094

Leuthold Funds, Inc.
 (Exact name of registrant as specified in charter)

33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
 (Address of principal executive offices) (Zip code)

John Mueller
Leuthold Weeden Capital Management
33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
 (Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments.

Leuthold Core Investment Fund
Consolidated Schedule of Investments
December 31, 2017 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 67.25%
Air Freight & Logistics - 0.02%
Hyundai Glovis Co., Ltd. (b)	1,582	$201,098

Airlines - 0.06%
Air China, Ltd. (b)	150,000	181,653
China Southern Airlines Co., Ltd. - ADR	5,699	295,322
		476,975
Auto Components - 3.11%
American Axle & Manufacturing Holdings, Inc. (a)	122,856	2,092,238
BorgWarner, Inc. (h)	89,550	4,575,109
Cooper Tire & Rubber Co. (h)	57,789	2,042,841
Cooper-Standard Holding, Inc. (a)	19,631	2,404,798
Gentex Corp. (h)	117,342	2,458,315
Hankook Tire Co., Ltd. (b)	4,031	205,369
Lear Corp.	26,027	4,597,930
Magna International, Inc. (b)	75,655	4,287,369
Minth Group, Ltd. (b)	108,000	649,457
Nexteer Automotive Group, Ltd.	277,000	658,270
Tenneco, Inc.	35,953	2,104,689
Tianneng Power International, Ltd. (b)	214,000	222,031
Tong Yang Industry Co., Ltd. (b)	147,000	283,677
Xinyi Glass Holdings, Ltd. (b)	250,000	324,965
		26,907,058
Automobiles - 2.61%
BAIC Motor Corp., Ltd. (b)	197,500	256,535
Fiat Chrysler Automobiles NV (b)	232,919	4,155,275
Ford Motor Co.	343,865	4,294,874
Geely Automobile Holdings, Ltd. (b)	116,000	399,550
General Motors Co.	103,667	4,249,310
Honda Motor Co., Ltd. - ADR	136,311	4,645,479
Tofas Turk Otomobil Fabrikasi AS (b)	31,769	276,478
Toyota Motor Corp. - ADR	33,747	4,291,606
		22,569,107
Banks - 1.99%
Agricultural Bank of China, Ltd. (b)	358,000	166,377
Akbank Turk AS (b)	84,000	217,997
Alpha Bank AE (a)(b)	118,310	253,658
Banco Macro SA - ADR	16,763	1,942,497
Bank Negara Indonesia Persero Tbk PT (b)	510,400	372,352
Bank of China, Ltd. (b)	2,269,000	1,111,212
Bank Tabungan Negara Persero Tbk PT (b)	2,117,700	557,228
China Construction Bank Corp. (b)	198,000	182,269
China Merchants Bank Co., Ltd. (b)	93,000	368,193
Chong Hing Bank, Ltd. (b)	104,000	223,365
Chongqing Rural Commercial Bank Co., Ltd. (b)	459,000	323,278
Credicorp, Ltd. (b)	13,234	2,745,129
CTBC Financial Holding Co., Ltd. (b)	260,000	178,726
Dah Sing Financial Holdings, Ltd. (b)	15,000	96,050
Grupo Financiero Galicia SA - ADR (h)	42,790	2,817,722
Hana Financial Group, Inc. (b)	12,438	578,136
Huishang Bank Corp., Ltd. (b)	340,000	186,257
KB Financial Group, Inc. - ADR	66,691	3,902,090
Kiatnakin Bank PCL - NVDR	83,300	202,285
OTP Bank PLC (b)	4,300	177,594
Taiwan Business Bank (b)	897,834	252,936
Turkiye Is Bankasi - Class C (b)	114,000	209,326
Turkiye Sinai Kalkinma Bankasi AS (b)	438,140	166,512
		17,231,189
Beverages - 0.03%
Fomento Economico Mexicano SAB de CV - ADR	2,698	253,342

Biotechnology - 2.71%
AbbVie, Inc.	78,081	$7,551,213
Amgen, Inc.	30,879	5,369,858
Biogen, Inc. (a)	17,645	5,621,168
Gilead Sciences, Inc.	68,155	4,882,624
		23,424,863
Building Products - 0.06%
IS Dongseo Co., Ltd. (b)	6,840	222,346
Trakya Cam Sanayii AS (b)	207,100	252,421
		474,767
Capital Markets - 3.41%
Ameriprise Financial, Inc.	25,145	4,261,323
Bank of New York Mellon Corp.	61,097	3,290,684
Evercore, Inc. - Class A	40,805	3,672,450
Federated Investors, Inc. - Class B (h)	73,008	2,634,129
Franklin Resources, Inc.	71,023	3,077,427
Invesco, Ltd.	82,933	3,030,372
Morgan Stanley	41,467	2,175,773
State Street Corp.	34,850	3,401,709
T. Rowe Price Group, Inc.	37,497	3,934,560
		29,478,427
Chemicals - 0.31%
AECI, Ltd. (b)	25,629	207,145
China Lumena New Materials Corp. (a)(b)(d)(e)	838,000	6,435
ENF Technology Co., Ltd. (b)	19,630	471,539
Fufeng Group, Ltd. (b)	358,000	233,692
Grand Pacific Petrochemical (b)	425,000	447,912
Hanwha Chemical Corp. (b)	12,875	379,833
Huchems Fine Chemical Corp. (b)	8,800	201,803
Korea Petrochemical Industry Co., Ltd. (b)	1,089	268,063
PTT Global Chemical PCL - NVDR	83,500	217,631
SKC Co., Ltd. (b)	5,501	241,320
		2,675,373
Communications Equipment - 0.05%
Huneed Technologies (a)(b)	12,900	137,377
Sercomm Corp. (b)	42,000	119,270
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. (b)	41,500	189,994
		446,641
Construction Materials - 0.03%
China Resources Cement Holdings, Ltd. (b)	380,000	249,347

Consumer Finance - 0.43%
Navient Corp.	156,382	2,083,008
World Acceptance Corp. (a)(h)	20,733	1,673,568
		3,756,576
Diversified Consumer Services - 0.29%
Adtalem Global Education, Inc. (h)	51,833	2,179,578
Kroton Educacional SA (b)	53,600	297,418
		2,476,996
Diversified Financial Services - 0.04%
Fubon Financial Holding Co., Ltd. (b)	204,000	346,793

Diversified Telecommunication Services - 0.08%
China Communications Services Corp., Ltd. (b)	486,000	325,044
China Telecom Corp., Ltd. - ADR	3,749	177,965
CITIC Telecom International Holdings, Ltd. (b)	549,000	145,273
		648,282
Electric Utilities - 0.02%
Tenaga Nasional Bhd (b)	49,900	187,997

Electronic Equipment, Instruments & Components - 3.75%
Benchmark Electronics, Inc. (a)	76,978	$2,240,060
Chin-Poon Industrial Co., Ltd. (b)	196,000	381,465
Corning, Inc.	65,509	2,095,633
DataTec, Ltd. (a)(b)	31,806	146,976
E Ink Holdings, Inc. (b)	152,000	243,707
Elite Material Co., Ltd. (b)	74,000	251,257
Flex, Ltd. (a)	347,394	6,249,618
FLEXium Interconnect, Inc. (b)	45,873	163,575
Hana Microelectronics PCL - NVDR	158,000	215,199
Hon Hai Precision Industry Co., Ltd. (b)	74,300	236,243
Jabil, Inc.	238,875	6,270,469
Jarllytec Co., Ltd. (b)	74,000	126,441
Kingboard Chemical Holdings, Ltd. (b)	53,500	288,586
LG Display Co., Ltd. - ADR (a)(h)	194,922	2,682,127
Methode Electronics, Inc.	58,892	2,361,569
Plexus Corp. (a)	37,497	2,276,818
Sanmina Corp. (a)	90,433	2,984,289
Sinbon Electronics Co., Ltd. (b)	63,000	182,331
Vishay Intertechnology, Inc. (h)	143,590	2,979,492
		32,375,855
Food Products - 0.14%
Bumitama Agri, Ltd. (b)	385,200	214,889
CJ CheilJedang Corp. (b)	426	145,664
Industrias Bachoco Sab de CV (b)	33,200	158,347
Sao Martinho SA (b)	43,700	254,839
Uni-President Enterprises Corp. (b)	91,560	202,772
WH Group, Ltd. (b)	230,500	259,781
		1,236,292
Health Care Providers & Services - 5.26%
Aetna, Inc.	41,687	7,519,918
Anthem, Inc.	36,835	8,288,244
Centene Corp. (a)	73,008	7,365,047
Cigna Corp.	30,659	6,226,536
Humana, Inc.	24,262	6,018,674
Qualicorp SA (b)	40,300	376,570
UnitedHealth Group, Inc.	43,672	9,627,929
		45,422,918
Hotels, Restaurants & Leisure - 3.13%
Carnival Corp.	98,153	6,514,415
ILG, Inc.	119,989	3,417,287
Marriott Vacations Worldwide Corp. (h)	23,821	3,220,837
Miramar Hotel & Investment (b)	103,000	205,638
Norwegian Cruise Line Holdings, Ltd. (a)	54,260	2,889,345
Royal Caribbean Cruises, Ltd.	44,555	5,314,520
Wyndham Worldwide Corp.	46,981	5,443,689
		27,005,731
Household Durables - 4.43%
Amica SA (b)	4,553	164,655
Arcelik AS (b)	34,711	196,812
CalAtlantic Group, Inc.	93,741	5,286,055
D.R. Horton, Inc.	177,116	9,045,314
Haier Electronics Group Co., Ltd. (b)	78,000	212,611
Lentex SA (b)	78,742	179,383
M/I Homes, Inc. (a)	66,391	2,283,850
MDC Holdings, Inc. (h)	75,037	2,392,179
Meritage Homes Corp. (a)	58,230	2,981,376
PulteGroup, Inc.	206,231	6,857,181
Taiwan Sakura Corp. (b)	169,000	213,253
Taylor Morrison Home Corp. - Class A (a)	99,697	2,439,585
Toll Brothers, Inc.	125,282	6,016,042
		38,268,296
Independent Power & Renewable Electricity Producers - 0.02%
SPCG PCL - NVDR	266,400	179,017

Industrial Conglomerates - 0.03%
Turkiye Sise ve Cam Fabrikalari AS (b)	229,811	284,760

Insurance - 4.22%
Aflac, Inc.	47,643	$4,182,102
Cathay Financial Holding Co., Ltd. (b)	236,000	422,805
China Life Insurance Co., Ltd. (b)	95,920	96,227
China Taiping Insurance Holdings Co., Ltd. (b)	58,000	216,477
CNO Financial Group, Inc.	109,843	2,712,024
Dhipaya Insurance PCL - NVDR	124,000	178,828
Hanwha General Insurance Co., Ltd. (b)	32,377	246,181
Hanwha Life Insurance Co., Ltd. (b)	38,600	248,803
Korean Reinsurance Co. (b)	13,329	136,957
Lincoln National Corp.	48,745	3,747,028
Manulife Financial Corp. (b)(h)	175,792	3,667,021
MetLife, Inc.	57,568	2,910,638
PICC Property & Casualty Co., Ltd. (b)	482,000	923,404
Ping An Insurance Group Co. of China, Ltd. (b)	73,000	757,161
Principal Financial Group, Inc.	55,804	3,937,530
Prudential Financial, Inc.	42,790	4,919,994
Qualitas Controladora SAB de CV (b)	150,000	276,999
Sanlam, Ltd. (b)	33,674	236,003
Shinkong Insurance Co., Ltd. (b)	194,000	187,099
Sun Life Financial, Inc. (b)	55,583	2,293,355
Unum Group	73,890	4,055,822
Wiz Solucoes e Corretagem de Seguros SA (b)	42,400	149,605
		36,502,063
Internet Software & Services - 0.69%
Alibaba Group Holding, Ltd. - ADR (a)(h)	14,814	2,554,378
NetEase, Inc. - ADR	1,420	489,999
Tencent Holdings, Ltd. (b)	56,700	2,934,676
		5,979,053
IT Services - 6.03%
Accenture PLC - Class A (b)	43,672	6,685,746
Amdocs, Ltd.	37,717	2,469,709
CACI International, Inc. - Class A (a)	16,543	2,189,466
CGI Group, Inc. - Class A (a)(b)	35,291	1,917,360
Chinasoft International, Ltd. (b)	654,000	433,475
Cognizant Technology Solutions Corp. - Class A	37,497	2,663,037
Convergys Corp. (h)	68,597	1,612,030
DST Systems, Inc.	53,819	3,340,545
Fiserv, Inc. (a)	45,658	5,987,134
International Business Machines Corp.	33,085	5,075,901
MasterCard, Inc. - Class A	50,069	7,578,444
Science Applications International Corp.	34,188	2,617,775
Visa, Inc. - Class A	71,023	8,098,042
Western Union Co. (h)	77,199	1,467,553
		52,136,217
Life Sciences Tools & Services - 3.09%
Agilent Technologies, Inc.	58,230	3,899,663
Bruker Corp.	79,404	2,725,145
Charles River Laboratories International, Inc. (a)	39,261	4,297,116
ICON PLC (a)(b)	34,850	3,908,428
PerkinElmer, Inc.	55,362	4,048,069
Thermo Fisher Scientific, Inc.	20,954	3,978,746
Waters Corp. (a)	20,072	3,877,710
		26,734,877
Metals & Mining - 0.14%
Ann Joo Resources Bhd (b)	447,700	427,013
Boryszew SA (a)(b)	57,100	151,241
Chung Hung Steel Corp. (a)(b)	329,000	136,825
Eregli Demir ve Celik Fabrikalari TAS (b)	107,022	282,375
Jastrzebska Spolka Weglowa SA (a)(b)	6,615	182,429
		1,179,883
Multiline Retail - 3.45%
Big Lots, Inc. (h)	97,932	5,498,882
Dollar General Corp.	78,743	7,323,886
Dollar Tree, Inc. (a)	70,361	7,550,439
Target Corp. (h)	145,134	9,469,994
		29,843,201

Oil, Gas & Consumable Fuels - 0.38%
Adaro Energy Tbk PT (b)	1,594,100	$217,936
China Shenhua Energy Co., Ltd. (b)	92,500	238,969
Geo Energy Resources, Ltd. (b)	792,100	156,473
Grupa Lotos SA (b)	12,988	214,889
GS Holdings Corp. (b)	4,194	243,529
Hellenic Petroleum SA (b)	20,483	187,027
MOL Hungarian Oil & Gas PLC (b)	18,500	214,495
Motor Oil Hellas Corinth Refineries SA (b)	8,500	191,532
NewOcean Energy Holdings, Ltd. (b)	366,000	96,034
Polski Koncern Naftowy ORLEN SA (b)	13,329	405,132
Polskie Gornictwo Naftowe i Gazownictwo SA (b)	180,799	326,700
SK Innovation Co., Ltd. (b)	1,349	257,350
Thai Oil PCL - NVDR	115,000	365,219
Tupras Turkiye Petrol Rafinerileri AS (b)	6,130	196,444
		3,311,729
Paper & Forest Products - 0.17%
Alkim Alkali Kimya AS (b)	31,800	209,966
Fibria Celulose SA - ADR	17,588	258,544
HeveaBoard Bhd (b)	424,200	124,544
Lee & Man Paper Manufacturing, Ltd. (b)	350,000	412,109
Nine Dragons Paper Holdings, Ltd. (b)	176,000	281,224
Sappi, Ltd. (b)	22,519	162,898
		1,449,285
Pharmaceuticals - 0.30%
Aspen Pharmacare Holdings, Ltd. (b)	11,750	263,378
CSPC Pharmaceutical Group, Ltd. (b)	176,000	354,574
China Traditional Chinese Medicine Co., Ltd. (b)	390,000	206,927
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (b)	108,000	318,629
Luye Pharma Group, Ltd. (b)	337,000	266,137
Richter Gedeon PLC (b)	8,927	233,726
Samjin Pharmaceutical Co., Ltd. (b)	5,472	183,243
Sino Biopharmaceutical, Ltd. (b)	268,000	473,800
SSY Group, Ltd. (b)	462,000	283,732
		2,584,146
Professional Services - 2.82%
Insperity, Inc.	47,642	2,732,269
Korn/Ferry International	62,472	2,585,091
ManpowerGroup, Inc.	43,231	5,451,861
On Assignment, Inc. (a)	64,900	4,171,123
Robert Half International, Inc.	73,008	4,054,864
TriNet Group, Inc. (a)	61,097	2,709,041
TrueBlue, Inc. (a)	95,143	2,616,433
		24,320,682
Real Estate Management & Development - 0.17%
China Aoyuan Property Group, Ltd. (b)	330,000	180,612
China Resources Land, Ltd. (b)	72,000	211,222
K Wah International Holdings, Ltd. (b)	301,000	164,139
Kerry Properties, Ltd. (b)	54,500	244,830
Logan Property Holdings Co., Ltd. (b)	160,000	165,471
Sena Development PCL - NVDR	1,484,800	180,418
Yanlord Land Group, Ltd. (b)	237,000	286,571
		1,433,263
Road & Rail - 0.02%
JSL SA (a)(b)	76,500	190,473

Semiconductors & Semiconductor Equipment - 7.90%
Applied Materials, Inc. (h)	213,951	$10,937,175
APS Holdings Corp. (a)(b)	9,200	64,539
Chen Full International Co., Ltd. (b)	85,000	140,960
Cirrus Logic, Inc. (a)	28,894	1,498,443
Hua Hong Semiconductor, Ltd. (b)	208,000	439,858
Intel Corp.	66,832	3,084,965
King Yuan Electronics Co., Ltd. (b)	358,600	363,279
KLA-Tencor Corp.	31,982	3,360,349
Kulicke & Soffa Industries, Inc. (a)(b)	86,904	2,114,809
Lam Research Corp.	72,126	13,276,233
Lite-On Semiconductor Corp. (b)	192,000	277,757
Micron Technology, Inc. (a)	86,683	3,564,405
MKS Instruments, Inc.	59,553	5,627,759
On-Bright Electronics, Inc. (b)	23,000	174,275
PSK, Inc. (b)	11,472	275,036
Samsung Electronics Co., Ltd. (b)	1,076	2,556,481
Silicon Works Co., Ltd. (b)	4,968	244,511
SK Hynix, Inc. (b)	7,657	543,849
SolarEdge Technologies, Inc. (a)(b)(h)	121,533	4,563,564
Taiwan Semiconductor Co., Ltd. (b)	90,000	208,216
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	84,696	3,358,196
Tera Semicon Co., Ltd. (b)	10,300	268,797
Teradyne, Inc.	258,946	10,842,069
Unisem M Bhd (b)	315,000	283,872
Wonik Holdings Co., Ltd. (a)(b)	28,009	205,901
		68,275,298
Software - 2.25%
Activision Blizzard, Inc.	164,323	10,404,932
Electronic Arts, Inc. (a)	85,801	9,014,253
		19,419,185
Specialty Retail - 2.86%
Aaron's, Inc. (h)	101,515	4,045,373
Bed, Bath & Beyond, Inc. (h)	161,914	3,560,489
FF Group (a)(b)	18,414	419,785
The Home Depot, Inc.	20,784	3,939,191
Lowe's Companies, Inc.	69,655	6,473,736
Shan-Loong Transportation Co., Ltd. (b)	209,000	225,952
Super Group, Ltd. (a)(b)	119,207	398,400
Williams-Sonoma, Inc. (h)	105,247	5,441,270
Zhongsheng Group Holdings, Ltd. (b)	86,000	195,433
		24,699,629
Technology Hardware, Storage & Peripherals - 0.04%
Catcher Technology Co., Ltd. (b)	34,000	372,562

Textiles, Apparel & Luxury Goods - 0.48%
Hanesbrands, Inc. (h)	177,734	3,716,418
Nameson Holdings, Ltd. (b)	1,100,000	444,946
		4,161,364
Tobacco - 0.03%
Philip Morris CR AS (b)	287	223,439

Transportation Infrastructure - 0.12%
Celebi Hava Servisi AS (b)	35,198	343,217
TAV Havalimanlari Holding AS (b)	44,000	260,427
Wilson Sons, Ltd. - BDR	33,300	401,556
		1,005,200
Water Utilities - 0.05%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	27,223	284,480
Cia de Saneamento de Minas Gerais-COPASA (b)	10,600	138,830
		423,310
Wireless Telecommunication Services - 0.03%
China Mobile, Ltd. - ADR (h)	4,947	250,021
TOTAL COMMON STOCKS (Cost $433,220,435)		$581,072,580

PREFERRED STOCKS - 0.96%
Banks - 0.86%
Banco Bradesco SA - ADR	254,094	$2,601,923
Bancolombia SA - ADR	53,819	2,134,461
Itau Unibanco Holding SA - ADR	206,672	2,686,736
		7,423,120
Chemicals - 0.05%
Braskem SA - ADR	16,435	431,583

Textiles, Apparel & Luxury Goods - 0.03%
Alpargatas SA (b)	54,000	284,073

Water Utilities - 0.02%
Cia de Saneamento do Parana (b)	45,000	158,794
TOTAL PREFERRED STOCKS (Cost $6,945,503)		$8,297,570

INVESTMENT COMPANIES - 11.62%
Exchange Traded Funds - 11.62%
Central and Eastern Europe Fund, Inc.	6,456	$157,462
CurrencyShares Euro Trust (a)(h)	76,164	8,805,320
CurrencyShares Japanese Yen Trust (a)(f)(h)	187,794	15,988,781
Global X MSCI Pakistan ETF	23,381	289,457
iShares Floating Rate Bond ETF	415,650	21,123,333
iShares International Treasury Bond ETF	314,000	15,674,880
iShares MBS ETF	44,902	4,786,104
iShares MSCI Russia ETF (h)	65,585	2,198,409
iShares MSCI UAE ETF	28,931	486,041
Morgan Stanley China A Share Fund, Inc.	11,400	266,532
SPDR Bloomberg Barclays International Treasury Bond ETF	743,946	21,150,385
SPDR Bloomberg Barclays Short-Term International Treasury Bond ETF	52,283	1,679,330
VanEck Vectors Russia ETF	48,260	1,023,594
Vanguard Mortgage-Backed Securities ETF	127,679	6,695,487
TOTAL INVESTMENT COMPANIES (Cost $98,123,770)		$100,325,115

	Principal Amount	Fair Value
CORPORATE BONDS - 4.01%
Banks - 1.16%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$4,600,000	$5,739,116
Wells Fargo & Co.
1.125%, 10/29/2021	3,430,000	4,245,584
		9,984,700
Biotechnology - 0.38%
AbbVie, Inc.
2.850%, 05/14/2023	3,260,000	3,252,855

Diversified Telecommunication Services - 0.53%
AT&T, Inc.
3.400%, 05/15/2025	4,700,000	4,620,807

Food Products - 0.50%
Kraft Heinz Foods Co.
3.950%, 07/15/2025	4,150,000	4,286,415

Internet Software & Services - 0.40%
Alibaba Group Holding, Ltd.
2.500%, 11/28/2019 (b)	3,480,000	3,490,143

Software - 0.54%
Oracle Corp.
2.950%, 05/15/2025	$4,620,000.00	$4,639,997

Technology Hardware, Storage & Peripherals - 0.50%
Apple, Inc.
1.000%, 11/10/2022	3,500,000	4,351,084
TOTAL CORPORATE BONDS (Cost $33,368,249)		$34,626,001

UNITED STATES TREASURY OBLIGATIONS - 3.12%
United States Treasury Notes - 3.12%
0.125%, 07/15/2022	$8,656,043	$8,644,429
2.125%, 05/15/2025	18,616,000	18,331,670
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $26,987,310)		$26,976,099

FOREIGN GOVERNMENT BONDS - 2.20%
Argentina Republic Government International Bond
6.250%, 04/22/2019 (b)	$4,300,000	$4,487,050
Government of the United Kingdom
2.250%, 09/07/2023 (b)	GBP 3,750,000	5,460,036
Indonesia Government International Bond
5.875%, 03/13/2020 (b)(g)	$2,260,000	2,426,044
Korea International Bond
7.125%, 04/16/2019 (b)	$2,250,000	2,382,300
Poland Government International Bond
6.375%, 07/15/2019 (b)	$2,000,000	2,120,000
Turkey Government International Bond
7.500%, 11/07/2019 (b)	$2,010,000	2,157,735
TOTAL FOREIGN GOVERNMENT BONDS (Cost $18,651,795)		$19,033,165

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 9.68%
Money Market Funds - 9.68%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.153% (c)(i)	83,649,776	$83,649,776
TOTAL SHORT-TERM INVESTMENTS (Cost $83,649,776)		$83,649,776

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 6.08%
Mount Vernon Liquid Assets Portfolio, LLC, 1.590% (c)	52,536,487	$52,536,487
TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost 52,536,487)		$52,536,487

Total Investments (Cost $753,483,325) - 104.92%		$906,516,793
Liabilities in Excess of Other Assets - (4.92)%		(42,488,062)
TOTAL NET ASSETS - 100.00%		$864,028,731

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2017.
(d)	Illiquid security. The fair value of these securities total $6,435 which represents an amount that rounds to 0.00% of total net assets.
(e)	This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc.
(f)	Affiliated security. At December 31, 2017, the market value of this security totals $15,988,781, which represents 1.85% of total net assets.
(g)
Restricted security as defined in Rule 144 under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2017, the market value of these securities total $2,426,044, which represents 0.28% of total net assets.

(h)
This security or a portion of this security was out on loan as of December 31, 2017. Total loaned securities had a value of $51,120,150 or 5.92% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. See Note 7.

(i)	All or a portion of the assets have been committed as collateral for open securites sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund
Consolidated Schedule of Securities Sold Short - (a)
December 31, 2017 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 2.86%
Banks - 0.24%
Community Bank System, Inc.	2,449	$131,634
First Republic Bank	4,286	371,339
M&T Bank Corp.	2,222	379,940
People's United Financial, Inc.	24,187	452,297
Pinnacle Financial Partners, Inc.	4,089	271,101
South State Corp.	1,429	124,537
Sterling Bancorp	15,524	381,890
		2,112,738
Capital Markets - 0.05%
Charles Schwab Corp.	9,097	467,313

Chemicals - 0.07%
GCP Applied Technologies, Inc.	5,205	166,040
Scotts Miracle-Gro Co. - Class A	3,792	405,706
		571,746
Commercial Services & Supplies - 0.05%
ABM Industries, Inc.	3,171	119,610
Clean Harbors, Inc.	2,406	130,405
Ritchie Bros Auctioneers, Inc. (b)	4,746	142,048
		392,063
Communications Equipment - 0.13%
Finisar Corp.	20,042	407,855
Palo Alto Networks, Inc.	2,952	427,863
ViaSat, Inc.	3,586	268,412
		1,104,130
Construction & Engineering - 0.09%
Fluor Corp.	9,579	494,755
Granite Construction, Inc.	4,374	277,443
		772,198
Construction Materials - 0.05%
Vulcan Materials Co.	3,586	460,335

Containers & Packaging - 0.05%
Ball Corp.	11,416	432,096

Diversified Telecommunication Services - 0.06%
Cogent Communications Holdings, Inc.	2,602	117,870
Zayo Group Holdings, Inc.	11,962	440,202
		558,072
Energy Equipment & Services - 0.09%
Core Laboratories NV (b)	3,761	412,018
Schlumberger, Ltd. (b)	5,970	402,318
		814,336
Food Products - 0.12%
BRF SA - ADR	9,928	111,789
Hormel Foods Corp.	12,618	459,169
Kellogg Co.	5,649	384,019
Lancaster Colony Corp.	966	124,817
		1,079,794

Health Care Equipment & Supplies - 0.24%
Becton Dickinson and Co.	2,034	$435,398
DexCom, Inc.	7,304	419,176
Edwards Lifesciences Corp.	3,608	406,658
Nevro Corp.	3,280	226,451
Penumbra, Inc.	1,553	146,137
Zimmer Holdings, Inc.	3,383	408,227
		2,042,047
Health Care Technology - 0.04%
Veeva Systems, Inc. - Class A	6,451	356,611

Hotels, Restaurants & Leisure - 0.19%
Chipotle Mexican Grill, Inc.	1,247	360,420
Hilton Worldwide Holdings, Inc	5,007	399,859
Starbucks Corp.	6,561	376,798
Wendy's Co.	28,604	469,678
		1,606,755
Insurance - 0.18%
Alleghany Corp.	700	417,263
American International Group, Inc.	6,386	380,478
Arch Capital Group, Ltd. (b)	4,089	371,158
Chubb, Ltd. (b)	2,668	389,875
		1,558,774
Internet Software & Services - 0.12%
Cornerstone OnDemand, Inc.	4,221	149,128
GoDaddy, Inc. - Class A	9,316	468,408
LogMeIn, Inc.	3,390	388,155
		1,005,691
Machinery - 0.11%
Flowserve Corp.	8,485	357,473
John Bean Technologies Corp.	1,268	140,494
Wabtec Corp.	5,948	484,346
		982,313
Media - 0.10%
DISH Network Corp. - Class A	8,048	384,292
IMAX Corp. (b)	13,909	321,993
Lions Gate Entertainment Corp. - Class A	4,592	155,256
		861,541
Metals & Mining - 0.03%
Franco-Nevada Corp. (b)	3,652	291,977

Multi-Utilities - 0.10%
Black Hills Corp.	6,499	390,655
Dominion Energy, Inc.	5,467	443,155
		833,810
Oil, Gas & Consumable Fuels - 0.33%
Anadarko Petroleum Corp.	7,170	384,599
Apache Corp.	8,420	355,493
Callon Petroleum Co.	35,562	432,078
Golar LNG, Ltd. (b)	11,831	352,682
Parsley Energy, Inc. - Class A	14,605	429,971
Pioneer Natural Resources Co.	2,624	453,558
RSP Permian, Inc.	9,891	402,366
		2,810,747
Professional Services - 0.02%
WageWorks, Inc.	2,427	150,474

Real Estate Investment Trusts (REITs) - 0.09%
Alexandria Real Estate Equities, Inc.	3,302	$431,208
Douglas Emmett, Inc.	6,823	280,152
		711,360
Real Estate Management & Development - 0.01%
Kennedy-Wilson Holdings, Inc.	7,086	122,942

Road & Rail - 0.10%
JB Hunt Transport Services, Inc.	3,521	404,845
Knight-Swift Transportation Holdings, Inc.	10,475	457,967
		862,812
Semiconductors & Semiconductor Equipment - 0.08%
Inphi Corp.	10,978	401,795
MACOM Technology Solutions Holdings, Inc.	7,804	253,942
		655,737
Software - 0.11%
CommVault Systems, Inc.	2,318	121,695
Proofpoint, Inc.	4,465	396,537
Ultimate Software Group, Inc.	2,012	439,079
		957,311
Technology Hardware, Storage & Peripherals - 0.01%
Diebold Nixdorf, Inc.	5,292	86,524
TOTAL COMMON STOCKS (Proceeds $24,002,213)		$24,662,247

INVESTMENT COMPANIES - 3.13%
Exchange Traded Funds - 3.13%
SPDR S&P 500 ETF Trust	101,417	$27,064,141
TOTAL INVESTMENT COMPANIES (Proceeds $25,030,994)		$27,064,141

TOTAL SECURITIES SOLD SHORT
(Proceeds $49,033,207) - 5.99%		$51,726,388

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund

Summary of Fair Value Exposure at December 31, 2017
The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of December 31, 2017:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$-	$201,098	$-	$201,098
Airlines	295,322	181,653	-	476,975
Auto Components	24,563,289	2,343,769	-	26,907,058
Automobiles	21,636,544	932,563	-	22,569,107
Banks	12,374,288	4,856,901	-	17,231,189
Beverages	253,342	-	-	253,342
Biotechnology	23,424,863	-	-	23,424,863
Building Products	474,767	-	-	474,767
Capital Markets	29,478,427	-	-	29,478,427
Chemicals	642,640	2,026,298	6,435	2,675,373
Communications Equipment	-	446,641	-	446,641
Construction Materials	-	249,347	-	249,347
Consumer Finance	3,756,576	-	-	3,756,576
Diversified Consumer Services	2,179,578	297,418	-	2,476,996
Diversified Financial Services	-	346,793	-	346,793
Diversified Telecommunication Services	177,965	470,317	-	648,282
Electric Utilities	-	187,997	-	187,997
Electronic Equipment, Instruments & Components	30,140,075	2,235,780	-	32,375,855
Food Products	158,347	1,077,945	-	1,236,292
Health Care Providers & Services	45,046,348	376,570	-	45,422,918
Hotels, Restaurants & Leisure	26,800,093	205,638	-	27,005,731
Household Durables	37,480,965	787,331	-	38,268,296
Independent Power & Renewable Electricity Producers	179,017	-	-	179,017
Industrial Conglomerates	-	284,760	-	284,760
Insurance	33,451,578	3,050,485	-	36,502,063
Internet Software & Services	3,044,377	2,934,676	-	5,979,053
IT Services	51,702,742	433,475	-	52,136,217
Life Sciences Tools & Services	26,734,877	-	-	26,734,877
Metals & Mining	578,254	601,629	-	1,179,883
Multiline Retail	29,843,201	-	-	29,843,201
Oil, Gas & Consumable Fuels	1,166,512	2,145,217	-	3,311,729
Paper & Forest Products	421,442	1,027,843	-	1,449,285
Pharmaceuticals	1,001,735	1,582,411	-	2,584,146
Professional Services	24,320,682	-	-	24,320,682
Real Estate Management & Development	345,889	1,087,374	-	1,433,263
Road & Rail	-	190,473	-	190,473
Semiconductors & Semiconductor Equipment	62,433,466	5,841,832	-	68,275,298
Software	19,419,185	-	-	19,419,185
Specialty Retail	24,278,244	421,385	-	24,699,629
Technology Hardware, Storage & Peripherals	-	372,562	-	372,562
Textiles, Apparel & Luxury Goods	3,716,418	444,946	-	4,161,364
Tobacco	-	223,439	-	223,439
Transportation Infrastructure	401,556	603,644	-	1,005,200
Water Utilities	284,480	138,830	-	423,310
Wireless Telecommunication Services	250,021	-	-	250,021
Total Common Stocks	542,457,105	38,609,040	6,435	581,072,580

Preferred Stocks
Banks	$7,423,120		$-	$-	$7,423,120
Chemicals	431,583		-	-	431,583
Textiles, Apparel & Luxury Goods	284,073		-	-	284,073
Water Utilities	-		158,794	-	158,794
Total Preferred Stocks	8,138,776		158,794	-	8,297,570
Exchange Traded Funds	100,325,115		-	-	100,325,115
Corporate Bonds	-		34,626,001	-	34,626,001
United States Treasury Obligations	-		26,976,099	-	26,976,099
Foreign Government Bonds	-		19,033,165	-	19,033,165
Money Market Funds	83,649,776		-	-	83,649,776
Investments Purchased as Securities Lending Collateral*	-		-	-	52,536,487
Total Investments in Securities	$734,570,772		$119,403,099	$6,435	$906,516,793

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Securities Sold Short at Fair Value	Level 1		Level 2	Level 3	Total
Common Stocks	$24,662,247		$–	$–	$24,662,247
Exchange Traded Funds	27,064,141		–	–	27,064,141
Total Securities Sold Short	$51,726,388		$–	$–	$51,726,388

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The following is a summary of transfers for the period ended December 31, 2017:

Total Investments	Level 1		Level 2	Level 3
Transfers into:	$6,243,120		$1,746,471	$-
Transfers out of:	(1,746,471)		(6,243,120)	-
Net Transfers into and/or out of:	$4,496,649		$(4,496,649)	$–

The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2017	$6,437
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized depreciation	(2)	*
Purchases	-
Sales	-
Transfer into and/or out of Level 3	-
Balance as of December 31, 2017	$6,435	(1)

Change in unrealized depreciation during the period for Level 3 investments held at December 31, 2017	$(2)

* Unrealized depreciation is due to a change in foreign currency exchange rate.

(1) The security (China Lumena New Materials Corp.) is classified as a Level 3 security due to a halt in trading of the security on March 25, 2014. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 1.25. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period, the discount was 95%.

Leuthold Global Fund
Consolidated Schedule of Investments
December 31, 2017 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 68.91%
Airlines - 4.79%
Air Canada (a)(b)	28,111	$578,769
AirAsia Bhd (b)	518,600	429,283
Delta Air Lines, Inc.	13,630	763,280
Deutsche Lufthansa AG (b)	24,863	913,059
Hawaiian Holdings, Inc.	5,327	212,281
International Consolidated Airlines Group SA (b)	49,198	430,851
JetBlue Airways Corp. (a)(g)	22,728	507,744
SkyWest, Inc. (g)	7,942	421,720
United Continental Holdings, Inc. (a)	8,654	583,280
		4,840,267
Auto Components - 4.50%
Brembo SpA (b)	21,792	331,065
Cheng Shin Rubber Industry Co., Ltd. (b)	120,000	211,704
Cie Plastic Omnium SA (b)	10,021	454,799
Cooper Tire & Rubber Co. (g)	8,288	292,981
Cooper-Standard Holding, Inc. (a)	2,602	318,745
Faurecia (b)	6,806	530,425
Goodyear Tire & Rubber Co. (g)	14,821	478,867
Lear Corp.	5,244	926,405
Magna International, Inc. (b)	12,260	694,774
Tong Yang Industry Co., Ltd. (b)	161,000	310,694
		4,550,459
Automobiles - 4.39%
Fiat Chrysler Automobiles NV (b)(g)	42,124	751,492
Ford Motor Co.	56,350	703,812
Geely Automobile Holdings, Ltd. (b)	225,000	774,990
General Motors Co.	20,252	830,130
Great Wall Motor Co., Ltd. (b)	232,000	264,809
Nissan Motor Co., Ltd. (b)	25,500	253,880
Renault SA (b)	3,180	319,201
Tata Motors, Ltd. - ADR (a)	16,262	537,784
		4,436,098
Banks - 4.39%
Banco do Brasil SA (b)	42,100	403,630
Barclays Africa Group, Ltd. (b)	23,889	349,960
CIMB Group Holdings Bhd (b)	250,100	404,165
Credicorp, Ltd. (b)	1,754	363,832
Grupo Financiero Banorte SAB de CV (b)	49,000	268,967
Hana Financial Group, Inc. (b)	10,279	477,783
Krung Thai Bank PCL - NVDR	553,200	325,185
Nedbank Group, Ltd. (b)	19,679	405,929
Taishin Financial Holding Co., Ltd. (b)	708,542	329,170
TMB Bank PCL - NVDR	4,161,200	385,604
Turkiye Is Bankasi - Class C (b)	153,470	281,800
Woori Bank (b)	29,998	440,982
		4,437,007
Capital Markets - 3.22%
BGC Partners, Inc. - Class A	27,677	418,199
China Everbright, Ltd. (b)	146,000	325,734
China Galaxy Securities Co., Ltd. (b)	448,000	329,130
Close Brothers Group PLC (b)	16,197	316,458
Goldman Sachs Group, Inc.	2,481	632,060
Lazard, Ltd. - Class A (b)	10,034	526,785
Morgan Stanley	13,368	701,419
		3,249,785
Chemicals - 4.32%
Denka Co., Ltd. (b)	20,400	814,044
Hyosung Corp. (b)	2,599	338,297
Lotte Chemical Corp. (b)	2,122	728,633
LyondellBasell Industries NV - Class A (b)	8,838	975,008
Tosoh Corp. (b)	48,000	1,082,890
Trinseo SA	5,888	427,469
		4,366,341

Electronic Equipment, Instruments & Components - 4.44%
Arrow Electronics, Inc. (a)	4,961	$398,914
Avnet, Inc.	7,927	314,068
Corning, Inc. (g)	14,468	462,831
HannStar Display Corp. (b)	979,000	326,697
Hon Hai Precision Industry Co., Ltd. (b)	129,800	412,711
Innolux Corp. (b)	991,000	411,373
Jabil, Inc. (g)	15,684	411,705
Kingboard Chemical Holdings, Ltd. (b)	111,000	598,749
Sanmina Corp. (a)	12,447	410,751
TDK Corp. (b)	4,300	341,724
Tech Data Corp. (a)	4,073	399,032
		4,488,555
Health Care Providers & Services - 4.20%
Anthem, Inc.	4,020	904,540
Centene Corp. (a)	11,023	1,112,000
Humana, Inc.	3,102	769,513
Magellan Health, Inc. (a)(g)	6,072	586,252
Odontoprev SA (b)	100,900	483,953
Qualicorp SA (b)	41,900	391,521
		4,247,779
Household Durables - 5.60%
Barratt Developments PLC (b)	57,054	497,708
Bellway PLC (b)	11,965	573,597
CalAtlantic Group, Inc. (g)	12,785	720,946
Haseko Corp. (b)	38,600	598,232
MDC Holdings, Inc. (g)	14,324	456,649
Meritage Homes Corp. (a)(g)	10,705	548,096
PulteGroup, Inc.	19,530	649,372
Redrow PLC (b)	60,608	535,576
Taylor Morrison Home Corp. - Class A (a)	19,273	471,610
TRI Pointe Group, Inc. (a)(g)	33,665	603,277
		5,655,063
Independent Power & Renewable Electricity Producers - 0.34%
Electric Power Development Co., Ltd. (b)	12,900	347,005

Insurance - 4.54%
CNO Financial Group, Inc.	21,915	541,081
Dai-ichi Life Holdings, Inc. (b)	26,800	550,798
Legal & General Group PLC (b)	143,012	526,509
Lincoln National Corp.	4,517	347,222
Medibank Pvt, Ltd. (b)	171,009	437,927
Old Mutual PLC (b)	115,623	361,702
Ping An Insurance Group Co. of China, Ltd. (b)	78,000	809,021
Prudential Financial, Inc.	4,088	470,038
Unum Group	9,804	538,142
		4,582,440
Internet Software & Services - 1.88%
Akamai Technologies, Inc. (a)(g)	7,031	457,296
Alphabet, Inc. - Class A (a)	535	563,569
eBay, Inc. (a)	15,240	575,158
j2 Global, Inc. (g)	4,101	307,698
		1,903,721
Metals & Mining - 2.53%
APERAM SA (b)	7,182	368,961
BlueScope Steel, Ltd. (b)	62,632	745,982
Ferrexpo PLC (b)	105,273	416,595
Reliance Steel & Aluminum Co.	3,283	281,649
Voestalpine AG (b)	7,965	475,533
Worthington Industries, Inc. (g)	6,057	266,872
		2,555,592
Oil, Gas & Consumable Fuels - 2.74%
Adaro Energy Tbk PT (b)	2,347,200	320,895
Exxaro Resources, Ltd. (b)	39,157	513,430
Idemitsu Kosan Co., Ltd. (b)	8,600	344,479
PBF Energy, Inc. - Class A (g)	8,510	301,680
Polski Koncern Naftowy ORLEN SA (b)	7,775	236,319
Thai Oil PCL - NVDR	94,100	298,845
Tupras Turkiye Petrol Rafinerileri AS (b)	8,396	269,061
Whitehaven Coal, Ltd. (b)	140,291	486,501
		2,771,210

Paper & Forest Products - 4.64%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	2,484,000	$47,691
Domtar Corp. (g)	8,515	421,663
Fibria Celulose SA - ADR (g)	23,116	339,805
Lee & Man Paper Manufacturing, Ltd. (b)	326,000	383,850
Louisiana-Pacific Corp. (a)(g)	21,153	555,478
Norbord, Inc. (b)	9,674	327,469
Sappi, Ltd. (b)	79,956	578,385
Stora Enso OYJ (b)	42,384	671,479
Suzano Papel e Celulose SA (b)	50,700	285,666
UPM-Kymmene OYJ (b)	11,147	346,056
West Fraser Timber Co., Ltd. (b)	11,861	731,947
		4,689,489
Real Estate Management & Development - 1.40%
Daiwa House Industry Co., Ltd. (b)	9,600	368,135
Hongkong Land Holdings, Ltd. (b)	58,801	413,596
Realogy Holdings Corp.	9,582	253,923
Vonovia SE (b)	7,626	377,847
		1,413,501
Semiconductors & Semiconductor Equipment - 8.00%
A-DATA Technology Co., Ltd. (b)	108,000	255,001
Amkor Technology, Inc. (a)(g)	47,328	475,646
Applied Materials, Inc. (g)	10,251	524,031
ASM International NV (b)	8,563	578,278
Cirrus Logic, Inc. (a)	5,650	293,009
D.B. HiTek Co., Ltd. (a)(b)	24,714	275,913
Dialog Semiconductor PLC (a)(b)	7,765	240,462
Jusung Engineering Co., Ltd. (a)(b)	39,914	504,611
KLA-Tencor Corp.	3,149	330,865
Kulicke & Soffa Industries, Inc. (a)(b)	16,951	412,502
Lam Research Corp.	2,970	546,688
Micron Technology, Inc. (a)	21,383	879,269
ON Semiconductor Corp. (a)(g)	25,968	543,770
Sanken Electric Co., Ltd. (b)	63,000	451,966
SCREEN Holdings Co., Ltd. (b)	5,000	406,658
STMicroelectronics NV - NYRS	23,106	504,635
Tokyo Seimitsu Co., Ltd. (b)	10,900	428,935
Ulvac, Inc. (b)	6,800	426,475
		8,078,714
Transportation Infrastructure - 0.28%
Zhejiang Expressway Co., Ltd. (b)	258,000	283,663

Wireless Telecommunication Services - 2.71%
China Mobile, Ltd. - ADR (g)	8,934	451,524
Freenet AG (b)	12,651	466,778
KDDI Corp. (b)	31,300	777,477
Softbank Group Corp. (b)	13,100	1,037,135
		2,732,914
TOTAL COMMON STOCKS (Cost $55,738,543)		$69,629,603

INVESTMENT COMPANIES - 8.67%
Exchange-Traded Funds - 8.67%
CurrencyShares Japanese Yen Trust (a)(g)	24,360	$2,074,011
iShares Floating Rate Bond ETF	40,787	2,072,795
iShares International Treasury Bond ETF (g)	32,620	1,628,390
iShares MBS ETF	9,805	1,045,115
SPDR Bloomberg Barclays International Treasury Bond ETF	50,247	1,428,522
SPDR Bloomberg Barclays Short-Term International Treasury Bond ETF	16,007	514,145
TOTAL INVESTMENT COMPANIES (Cost $8,576,569)		$8,762,978

	Principal Amount	Fair Value
CORPORATE BONDS - 4.39%
Banks - 1.46%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$470,000	$586,388
Wells Fargo & Co.
1.125%, 10/29/2021	720,000	891,201
		1,477,589
Biotechnology - 0.72%
AbbVie, Inc.
2.850%, 05/14/2023	730,000	728,400

Diversified Telecommunication Services - 1.59%
AT&T, Inc.
3.400%, 05/15/2025	1,630,000	$1,602,535

Technology Hardware, Storage & Peripherals - 0.62%
Apple, Inc.
1.000%, 11/10/2022	500,000	621,584
TOTAL CORPORATE BONDS (Cost $4,253,329)		$4,430,108

UNITED STATES TREASURY OBLIGATIONS - 3.46%
United States Treasury Notes - 3.46%
0.125%, 07/15/2022	$1,051,168	$1,049,757
2.125%, 05/15/2025	2,485,000	2,447,045
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $3,494,705)		$3,496,802

FOREIGN GOVERNMENT BONDS - 2.90%
Argentina Republic Government International Bond
6.250%, 04/22/2019 (b)	$725,000	$756,537
Government of the United Kingdom
2.250%, 09/07/2023 (b)	GBP 630,000	917,286
Indonesia Government International Bond
5.875%, 03/13/2020 (b)(f)	290,000	311,307
Korea International Bond
7.125%, 04/16/2019 (b)	400,000	423,520
Turkey Government International Bond
7.500%, 11/07/2019 (b)	490,000	526,015
TOTAL FOREIGN GOVERNMENT BONDS (Cost $2,866,363)		$2,934,665

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 10.24%
Money Market Funds - 10.24%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.153% (c)(h)	10,344,875	$10,344,875
TOTAL SHORT-TERM INVESTMENTS (Cost $10,344,875)		$10,344,875

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 9.19%
Mount Vernon Liquid Assets Portfolio, LLC, 1.590% (c)		$9,283,186
TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost 9,283,186)		$9,283,186

Total Investments (Cost $94,557,570) - 107.76%		$108,882,217
Liabilities in Excess of Other Assets - (7.76)%		(7,839,427)
TOTAL NET ASSETS - 100.00%		$101,042,790

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
NYRS	New York Registry Shares
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2017.
(d)	Illiquid security. At December 31, 2017, the fair value of these securities total $47,691 which represents 0.05% of total net assets.
(e)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc.
(f)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2017, the market value of these securities total $311,307, which represents 0.31% of total net assets.

(g)
This security or a portion of this security was out on loan as of December 31, 2017. Total loaned securities had a value of $9,017,651 or 8.92% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(h)	All or a portion of the assets have been committed as collateral for open securites sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
Australian Dollar	$1,670,410	1.53%
Brazilian Real	1,564,770	1.44
British Pound	4,576,282	4.20
Canadian Dollar	1,638,185	1.50
Euro	8,173,116	7.51
Hong Kong Dollar	3,817,637	3.51
Indonesian Rupiah	320,895	0.29
Japanese Yen	8,229,833	7.56
Malaysian Ringgit	833,448	0.77
Mexican Peso	268,967	0.25
New Taiwan Dollar	2,257,350	2.07
Polish Zloty	236,319	0.22
South African Rand	1,847,704	1.70
South Korea Won	2,766,219	2.54
Thai Baht	1,009,634	0.93
Turkish Lira	550,861	0.51
US Dollar	69,120,587	63.48
Total Investments	$108,882,217	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
Argentina	$756,537	0.69%
Australia	1,670,410	1.53
Austria	475,533	0.44
Brazil	1,904,575	1.75
Britain	5,151,641	4.73
Canada	2,332,959	2.14
China	2,509,304	2.30
Finland	1,017,535	0.93
France	1,304,425	1.20
Germany	1,757,684	1.61
Hong Kong	2,173,453	2.00
India	537,784	0.49
Indonesia	632,202	0.58
Italy	331,065	0.30
Japan	8,229,833	7.56
Luxembourg	368,961	0.34
Malaysia	833,448	0.77
Mexico	268,967	0.25
Netherlands	578,278	0.53
Peru	363,832	0.33
Poland	236,319	0.22
Singapore	412,502	0.38
South Africa	1,847,704	1.70
South Korea	3,189,739	2.93
Switzerland	921,230	0.85
Taiwan	2,257,350	2.07
Thailand	1,009,634	0.93
Turkey	1,076,876	0.99
United States	64,732,437	59.46
Total Investments	$108,882,217	100.00%

Leuthold Global Fund
Consolidated Schedule of Securities Sold Short - (a)
December 31, 2017 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 2.20%
Banks - 0.19%
Community Bank System, Inc.	221	$11,879
First Republic Bank	386	33,443
M&T Bank Corp.	200	34,198
People's United Financial, Inc.	2,179	40,747
Pinnacle Financial Partners, Inc.	368	24,399
South State Corp.	129	11,242
Sterling Bancorp	1,400	34,440
		190,348
Capital Markets - 0.04%
Charles Schwab Corp.	820	42,123

Chemicals - 0.05%
GCP Applied Technologies, Inc.	469	14,961
Scotts Miracle-Gro Co. - Class A	342	36,591
		51,552
Commercial Services & Supplies - 0.03%
ABM Industries, Inc.	286	10,788
Clean Harbors, Inc.	217	11,761
Ritchie Bros Auctioneers, Inc. (b)	428	12,810
		35,359
Communications Equipment - 0.10%
Finisar Corp.	1,807	36,772
Palo Alto Networks, Inc.	266	38,554
ViaSat, Inc.	323	24,177
		99,503
Construction & Engineering - 0.07%
Fluor Corp.	863	44,574
Granite Construction, Inc.	394	24,991
		69,565
Construction Materials - 0.04%
Vulcan Materials Co.	323	41,463

Containers & Packaging - 0.04%
Ball Corp.	1,029	38,948

Diversified Telecommunication Services - 0.05%
Cogent Communications Holdings, Inc.	234	10,600
Zayo Group Holdings, Inc.	1,078	39,671
		50,271
Energy Equipment & Services - 0.07%
Core Laboratories NV (b)	339	37,137
Schlumberger, Ltd. (b)	538	36,256
		73,393
Food Products - 0.10%
BRF SA - ADR	895	10,078
Hormel Foods Corp.	1,137	41,375
Kellogg Co.	509	34,602
Lancaster Colony Corp.	87	11,241
		97,296

Health Care Equipment & Supplies - 0.18%
Becton Dickinson and Co.	183	$39,173
DexCom, Inc.	658	37,762
Edwards Lifesciences Corp.	325	36,631
Nevro Corp.	296	20,436
Penumbra, Inc.	140	13,174
Zimmer Holdings, Inc.	305	36,804
		183,980
Health Care Technology - 0.03%
Veeva Systems, Inc. - Class A	581	32,118

Hotels, Restaurants & Leisure - 0.14%
Chipotle Mexican Grill, Inc.	112	32,371
Hilton Worldwide Holdings, Inc	452	36,097
Starbucks Corp.	591	33,941
Wendy's Co.	2,577	42,314
		144,723
Insurance - 0.14%
Alleghany Corp.	63	37,554
American International Group, Inc.	575	34,259
Arch Capital Group, Ltd. (b)	368	33,403
Chubb Ltd (b)	240	35,071
		140,287
Internet Software & Services - 0.09%
Cornerstone OnDemand, Inc.	380	13,425
GoDaddy, Inc. - Class A	839	42,185
LogMeIn, Inc.	305	34,923
		90,533
Machinery - 0.09%
Flowserve Corp.	765	32,229
John Bean Technologies Corp.	114	12,631
Wabtec Corp.	536	43,647
		88,507
Media - 0.08%
DISH Network Corp. - Class A	725	34,619
IMAX Corp. (b)	1,253	29,007
Lions Gate Entertainment Corp. - Class A	414	13,997
		77,623
Metals & Mining - 0.03%
Franco-Nevada Corp. (b)	329	26,304

Multi-Utilities - 0.07%
Black Hills Corp.	586	35,224
Dominion Energy, Inc.	493	39,963
		75,187
Oil, Gas & Consumable Fuels - 0.25%
Anadarko Petroleum Corp.	646	34,651
Apache Corp.	759	32,045
Callon Petroleum Co.	3,206	38,953
Golar LNG, Ltd. (b)	1,066	31,777
Parsley Energy, Inc. - Class A	1,317	38,772
Pioneer Natural Resources Co.	236	40,793
RSP Permian, Inc.	892	36,287
		253,278
Professional Services - 0.01%
WageWorks, Inc.	219	13,578

Real Estate Investment Trusts (REITs) - 0.06%
Alexandria Real Estate Equities, Inc.	298	$38,916
Douglas Emmett, Inc.	615	25,252
		64,168
Real Estate Management & Development - 0.01%
Kennedy-Wilson Holdings, Inc.	638	11,069

Road & Rail - 0.08%
JB Hunt Transport Services, Inc.	317	36,449
Knight-Swift Transportation Holdings, Inc.	944	41,272
		77,721
Semiconductors & Semiconductor Equipment - 0.06%
Inphi Corp.	989	36,198
MACOM Technology Solutions Holdings, Inc.	704	22,908
		59,106
Software - 0.09%
CommVault Systems, Inc.	209	10,973
Proofpoint, Inc.	403	35,790
Ultimate Software Group, Inc.	181	39,500
		86,263
Technology Hardware, Storage & Peripherals - 0.01%
Diebold Nixdorf, Inc.	477	7,799
TOTAL COMMON STOCKS (Proceeds $2,162,552)		$2,222,065

INVESTMENT COMPANIES - 3.52%
Exchange Traded Funds - 3.52%
iShares MSCI ACWI ETF	21,422	$1,544,312
iShares MSCI EAFE ETF	22,807	1,603,560
iShares MSCI Emerging Markets ETF	8,699	409,897
TOTAL INVESTMENT COMPANIES (Proceeds $3,335,662)		$3,557,769

TOTAL SECURITIES SOLD SHORT
(Proceeds $5,498,214) - 5.72%		$5,779,834

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Global Fund

Summary of Fair Value Exposure at December 31, 2017
The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments and securities sold short as of December 31, 2017:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$3,496,357	$1,343,910	$–	$4,840,267
Auto Components	2,923,476	1,626,983	–	4,550,459
Automobiles	2,823,218	1,612,880	–	4,436,098
Banks	1,422,568	3,014,439	–	4,437,007
Capital Markets	2,278,463	971,322	–	3,249,785
Chemicals	1,402,477	2,963,864	–	4,366,341
Electronic Equipment, Instruments & Components	2,397,301	2,091,254	–	4,488,555
Health Care Providers & Services	3,856,258	391,521	–	4,247,779
Household Durables	3,985,526	1,669,537	–	5,655,063
Independent Power & Renewable Electricity Producers	–	347,005	–	347,005
Insurance	2,258,185	2,324,255	–	4,582,440
Internet Software & Services	1,903,721	–	–	1,903,721
Metals & Mining	965,116	1,590,476	–	2,555,592
Oil, Gas & Consumable Fuels	600,525	2,170,685	–	2,771,210
Paper & Forest Products	3,240,413	1,401,385	47,691	4,689,489
Real Estate Management & Development	253,923	1,159,578	–	1,413,501
Semiconductors & Semiconductor Equipment	4,510,415	3,568,299	–	8,078,714
Transportation Infrastructure	283,663	-	–	283,663
Wireless Telecommunication Services	451,524	2,281,390	–	2,732,914
Total Common Stocks	39,053,129	30,528,783	47,691	69,629,603
Exchange Traded Funds	8,762,978	–	–	8,762,978
Corporate Bonds	–	4,430,108	–	4,430,108
United States Treasury Obligations	–	3,496,802	–	3,496,802
Foreign Government Bonds	–	2,934,665	–	2,934,665
Money Market Funds	10,344,875	–	–	10,344,875
Investments Purchased as Securites Lending Collateral*	–	–	–	9,283,186
Total Investments in Securities	$58,160,982	$41,390,358	$47,691	$108,882,217

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$2,222,065	$–	$–	$2,222,065
Exchange Traded Funds	3,557,769	–	–	3,557,769
Total Securities Sold Short	$5,779,834	$–	$–	$5,779,834

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The following is a summary of transfers for the period ended December 31, 2017:

Total Investments	Level 1	Level 2	Level 3
Transfers into:	$2,654,506	$795,151	$–
Transfers out of:	(795,151)	(2,654,506)	–
Net Transfers into and/or out of:	$1,859,355	$(1,859,355)	$–

The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2017	$47,698
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized depreciation	(7)	*
Purchases	-
Sales	-
Transfer into and/or out of Level 3	-
Balance as of December 31, 2017	$47,691	(1)

Change in unrealized depreciation during the period for Level 3 investments held at December 31, 2017:	$(7)

* Unrealized depreciation is due to a change in foreign currency exchange rate.

(1) The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period the discount was 95%.

Leuthold Select Industries Fund
Schedule of Investments
December 31, 2017 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 97.74%
Auto Components - 4.58%
American Axle & Manufacturing Holdings, Inc. (a)	4,553	$77,538
BorgWarner, Inc.	3,322	169,721
Cooper Tire & Rubber Co.	2,138	75,578
Cooper-Standard Holding, Inc. (a)	729	89,302
Gentex Corp.	4,352	91,174
Lear Corp.	962	169,947
Magna International, Inc. (b)	2,807	159,073
Tenneco, Inc.	1,335	78,151
		910,484
Automobiles - 4.01%
Fiat Chrysler Automobiles NV (b)	8,576	152,996
Ford Motor Co.	12,666	158,198
General Motors Co.	3,820	156,582
Honda Motor Co., Ltd. - ADR	5,021	171,115
Toyota Motor Corp. - ADR	1,240	157,691
		796,582
Banks - 2.03%
Banco Macro SA - ADR	618	71,614
Credicorp, Ltd. (b)	489	101,433
Grupo Financiero Galicia SA - ADR	1,570	103,385
KB Financial Group, Inc. - ADR	2,179	127,493
		403,925
Biotechnology - 4.38%
AbbVie, Inc.	2,912	281,620
Amgen, Inc.	1,165	202,593
Biogen, Inc. (a)	646	205,796
Gilead Sciences, Inc.	2,527	181,034
		871,043
Capital Markets - 5.46%
Ameriprise Financial, Inc.	924	156,590
Bank of New York Mellon Corp.	2,249	121,131
Evercore, Inc. - Class A	1,503	135,270
Federated Investors, Inc. - Class B	2,716	97,993
Franklin Resources, Inc.	2,611	113,135
Invesco, Ltd.	3,045	111,264
Morgan Stanley	1,548	81,224
State Street Corp.	1,284	125,331
T. Rowe Price Group, Inc.	1,380	144,804
		1,086,742
Consumer Finance - 0.71%
Navient Corp.	5,872	78,215
World Acceptance Corp. (a)	785	63,365
		141,580
Diversified Consumer Services - 0.40%
Adtalem Global Education, Inc.	1,896	79,727

Electronic Equipment, Instruments & Components - 5.56%
Benchmark Electronics, Inc. (a)	2,769	$80,578
Corning, Inc.	2,452	78,439
Flex, Ltd. (a)	12,746	229,301
Jabil, Inc.	8,761	229,976
LG Display Co., Ltd. - ADR (a)	7,271	100,049
Methode Electronics, Inc.	2,119	84,972
Plexus Corp. (a)	1,350	81,972
Sanmina Corp. (a)	3,297	108,801
Vishay Intertechnology, Inc.	5,394	111,926
		1,106,014
Health Care Providers & Services - 8.16%
Aetna, Inc.	1,498	270,224
Anthem, Inc.	1,335	300,389
Centene Corp. (a)	2,608	263,095
Cigna Corp.	1,101	223,602
Humana, Inc.	875	217,061
UnitedHealth Group, Inc.	1,581	348,547
		1,622,918
Hotels, Restaurants & Leisure - 4.98%
Carnival Corp.	3,602	239,065
ILG, Inc.	4,388	124,970
Marriott Vacations Worldwide Corp.	868	117,363
Norwegian Cruise Line Holdings, Ltd. (a)	1,985	105,701
Royal Caribbean Cruises, Ltd.	1,679	200,271
Wyndham Worldwide Corp.	1,754	203,236
		990,606
Household Durables - 6.89%
CalAtlantic Group, Inc.	3,390	191,162
D.R. Horton, Inc.	6,518	332,874
M/I Homes, Inc. (a)	2,441	83,971
MDC Holdings, Inc.	2,766	88,180
Meritage Homes Corp. (a)	2,141	109,619
PulteGroup, Inc.	7,596	252,567
Taylor Morrison Home Corp. - Class A (a)	3,672	89,854
Toll Brothers, Inc.	4,611	221,420
		1,369,647
Insurance - 6.09%
Aflac, Inc.	1,779	156,161
CNO Financial Group, Inc.	4,152	102,513
Lincoln National Corp.	1,823	140,134
Manulife Financial Corp. (b)	6,564	136,925
MetLife, Inc.	2,152	108,805
Principal Financial Group, Inc.	2,087	147,259
Prudential Financial, Inc.	1,566	180,059
Sun Life Financial, Inc. (b)	2,102	86,728
Unum Group	2,759	151,441
		1,210,025

IT Services - 9.35%
Accenture PLC - Class A (b)	1,567	$239,892
Amdocs, Ltd.	1,355	88,725
CACI International, Inc. - Class A (a)	595	78,748
CGI Group, Inc. - Class A (a)(b)	1,268	68,891
Cognizant Technology Solutions Corp. - Class A	1,346	95,593
Convergys Corp.	2,466	57,951
DST Systems, Inc.	1,942	120,540
Fiserv, Inc. (a)	1,643	215,447
International Business Machines Corp.	1,190	182,570
MasterCard, Inc. - Class A	1,801	272,599
Science Applications International Corp.	1,230	94,181
Visa, Inc. - Class A	2,552	290,979
Western Union Co.	2,772	52,696
		1,858,812
Life Sciences Tools & Services - 4.98%
Agilent Technologies, Inc.	2,153	144,186
Bruker Corp.	2,969	101,896
Charles River Laboratories International, Inc. (a)	1,453	159,031
ICON PLC (a)(b)	1,291	144,786
PerkinElmer, Inc.	2,044	149,457
Thermo Fisher Scientific, Inc.	777	147,537
Waters Corp. (a)	745	143,927
		990,820
Multiline Retail - 5.59%
Big Lots, Inc.	3,658	205,397
Dollar General Corp.	2,926	272,147
Dollar Tree, Inc. (a)	2,607	279,757
Target Corp.	5,433	354,503
		1,111,804
Professional Services - 4.55%
Insperity, Inc.	1,778	101,968
Korn/Ferry International	2,331	96,457
ManpowerGroup, Inc.	1,611	203,163
On Assignment, Inc. (a)	2,392	153,734
Robert Half International, Inc.	2,696	149,736
TriNet Group, Inc. (a)	2,279	101,051
TrueBlue, Inc. (a)	3,554	97,735
		903,844
Semiconductors & Semiconductor Equipment - 11.49%
Applied Materials, Inc.	7,898	403,746
Cirrus Logic, Inc. (a)	1,062	55,075
Intel Corp.	2,445	112,861
KLA-Tencor Corp.	1,181	124,088
Kulicke & Soffa Industries, Inc. (a)(b)	3,198	77,823
Lam Research Corp.	2,663	490,178
Micron Technology, Inc. (a)	3,200	131,584
MKS Instruments, Inc.	2,176	205,632
SolarEdge Technologies, Inc. (a)(b)	4,438	166,647
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,950	116,968
Teradyne, Inc.	9,560	400,277
		2,284,879
Software - 3.51%
Activision Blizzard, Inc.	5,910	374,221
Electronic Arts, Inc. (a)	3,084	324,005
		698,226

Specialty Retail - 4.33%
Aaron's, Inc.	3,725	$148,441
Bed, Bath & Beyond, Inc.	5,941	130,643
The Home Depot, Inc.	763	144,612
Lowe's Companies, Inc.	2,561	238,019
Williams-Sonoma, Inc.	3,853	199,200
		860,915
Textiles, Apparel & Luxury Goods - 0.69%
Hanesbrands, Inc.	6,522	136,375
TOTAL COMMON STOCKS (Cost $15,797,328)		$19,434,968

PREFERRED STOCKS - 1.39%
Banks - 1.39%
Banco Bradesco SA - ADR	9,421	$96,471
Bancolombia SA - ADR	1,993	79,043
Itau Unibanco Holding SA - ADR	7,663	99,619
TOTAL PREFERRED STOCKS (Cost $246,980)		$275,133

SHORT-TERM INVESTMENTS - 1.01%
Money Market Funds - 1.01%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.153% (c)	201,449	$201,449
TOTAL SHORT-TERM INVESTMENTS (Cost $201,449)		$201,449

Total Investments (Cost $16,245,757) - 100.14%		$19,911,550
Liabilities in Excess of Other Assets - (0.14)%		(27,206)
TOTAL NET ASSETS - 100.00%		$19,884,344

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Select Industries Fund

Summary of Fair Value Exposure at December 31, 2017
The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2017:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$19,434,968	$–	$–	$19,434,968
Preferred Stocks	275,133	–	–	275,133
Money Market Funds	201,449	–	–	201,449
Total Investments in Securities	$19,911,550	$–	$–	$19,911,550

The Fund did not invest in any Level 3 securities or have any transfers into or out of Level 1 or Level 2 during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Leuthold Global Industries Fund
Schedule of Investments
December 31, 2017 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 96.10%
Airlines - 6.70%
Air Canada (a)(b)	3,743	$77,064
AirAsia Bhd (b)	69,000	57,116
Delta Air Lines, Inc.	1,891	105,896
Deutsche Lufthansa AG (b)	3,310	121,555
Hawaiian Holdings, Inc.	739	29,449
International Consolidated Airlines Group SA (b)	6,550	57,362
JetBlue Airways Corp. (a)	3,152	70,416
SkyWest, Inc.	1,102	58,516
United Continental Holdings, Inc. (a)	1,200	80,880
		658,254
Auto Components - 6.37%
Brembo SpA (b)	2,901	44,072
Cheng Shin Rubber Industry Co., Ltd. (b)	17,000	29,991
Cie Plastic Omnium SA (b)	1,334	60,543
Cooper Tire & Rubber Co.	1,150	40,653
Cooper-Standard Holding, Inc. (a)	361	44,223
Faurecia (b)	906	70,609
Goodyear Tire & Rubber Co.	2,056	66,429
Lear Corp.	727	128,432
Magna International, Inc. (b)	1,700	96,339
Tong Yang Industry Co., Ltd. (b)	23,000	44,385
		625,676
Automobiles - 6.18%
Fiat Chrysler Automobiles NV (b)	5,843	104,239
Ford Motor Co.	7,816	97,622
Geely Automobile Holdings, Ltd. (b)	30,000	103,332
General Motors Co.	2,809	115,141
Great Wall Motor Co., Ltd. (b)	31,000	35,384
Nissan Motor Co., Ltd. (b)	3,400	33,850
Renault SA (b)	423	42,460
Tata Motors, Ltd. - ADR (a)	2,256	74,606
		606,634
Banks - 6.05%
Banco do Brasil SA (b)	5,600	53,690
Barclays Africa Group, Ltd. (b)	3,181	46,600
CIMB Group Holdings Bhd (b)	33,300	53,813
Credicorp, Ltd. (b)	243	50,405
Grupo Financiero Banorte SAB de CV (b)	6,500	35,679
Hana Financial Group, Inc. (b)	1,369	63,633
Krung Thai Bank PCL - NVDR	73,700	43,323
Nedbank Group, Ltd. (b)	2,620	54,044
Taishin Financial Holding Co., Ltd. (b)	98,757	45,880
TMB Bank PCL - NVDR	554,000	51,337
Turkiye Is Bankasi - Class C (b)	20,434	37,521
Woori Bank (b)	3,994	58,713
		594,638
Capital Markets - 4.54%
BGC Partners, Inc. - Class A	3,839	58,007
China Everbright, Ltd. (b)	20,000	44,621
China Galaxy Securities Co., Ltd. (b)	59,500	43,713
Close Brothers Group PLC (b)	2,157	42,144
Goldman Sachs Group, Inc.	344	87,637
Lazard, Ltd. - Class A (b)	1,392	73,080
Morgan Stanley	1,854	97,279
		446,481

Chemicals - 5.78%
Denka Co., Ltd. (b)	2,400	$95,770
Hyosung Corp. (b)	346	45,037
Lotte Chemical Corp. (b)	283	97,174
LyondellBasell Industries NV - Class A (b)	1,226	135,252
Tosoh Corp. (b)	6,000	135,361
Trinseo SA	817	59,314
		567,908
Electronic Equipment, Instruments & Components - 6.35%
Arrow Electronics, Inc. (a)	688	55,322
Avnet, Inc.	1,099	43,542
Corning, Inc.	2,007	64,204
HannStar Display Corp. (b)	137,000	45,718
Hon Hai Precision Industry Co., Ltd. (b)	18,600	59,140
Innolux Corp. (b)	139,000	57,700
Jabil, Inc.	2,175	57,094
Kingboard Chemical Holdings, Ltd. (b)	15,000	80,912
Sanmina Corp. (a)	1,726	56,958
TDK Corp. (b)	600	47,683
Tech Data Corp. (a)	565	55,353
		623,626
Health Care Providers & Services - 5.95%
Anthem, Inc.	558	125,556
Centene Corp. (a)	1,529	154,246
Humana, Inc.	430	106,670
Magellan Health, Inc. (a)	842	81,295
Odontoprev SA (b)	13,400	64,271
Qualicorp SA (b)	5,600	52,327
		584,365
Household Durables - 7.85%
Barratt Developments PLC (b)	7,596	66,263
Bellway PLC (b)	1,593	76,368
CalAtlantic Group, Inc.	1,773	99,980
Haseko Corp. (b)	5,100	79,041
MDC Holdings, Inc.	1,986	63,314
Meritage Homes Corp. (a)	1,485	76,032
PulteGroup, Inc.	2,709	90,074
Redrow PLC (b)	8,070	71,312
Taylor Morrison Home Corp. - Class A (a)	2,673	65,408
TRI Pointe Group, Inc. (a)	4,670	83,687
		771,479
Independent Power & Renewable Electricity Producers - 0.47%
Electric Power Development Co., Ltd. (b)	1,700	45,729

Insurance - 6.34%
CNO Financial Group, Inc.	3,040	75,057
Dai-ichi Life Holdings, Inc. (b)	3,600	73,988
Legal & General Group PLC (b)	19,041	70,101
Lincoln National Corp.	627	48,197
Medibank Pvt, Ltd. (b)	22,769	58,308
Old Mutual PLC (b)	15,395	48,160
Ping An Insurance Group Co. of China, Ltd. (b)	10,500	108,907
Prudential Financial, Inc.	567	65,194
Unum Group	1,360	74,650
		622,562
Internet Software & Services - 2.69%
Akamai Technologies, Inc. (a)	975	63,414
Alphabet, Inc. - Class A (a)	74	77,952
eBay, Inc. (a)	2,114	79,782
j2 Global, Inc.	569	42,692
		263,840
Metals & Mining - 3.49%
APERAM SA (b)	956	49,113
BlueScope Steel, Ltd. (b)	8,339	99,322
Ferrexpo PLC (b)	14,017	55,469
Reliance Steel & Aluminum Co.	455	39,035
Voestalpine AG (b)	1,060	63,285
Worthington Industries, Inc.	840	37,010
		343,234

Oil, Gas & Consumable Fuels - 3.75%
Adaro Energy Tbk PT (b)	312,500	$42,723
Exxaro Resources, Ltd. (b)	5,214	68,366
Idemitsu Kosan Co., Ltd. (b)	1,100	44,061
PBF Energy, Inc. - Class A	1,180	41,831
Polski Koncern Naftowy ORLEN SA (b)	1,035	31,459
Thai Oil PCL - NVDR	12,500	39,698
Tupras Turkiye Petrol Rafinerileri AS (b)	1,118	35,828
Whitehaven Coal, Ltd. (b)	18,679	64,775
		368,741
Paper & Forest Products - 6.37%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	116,000	2,227
Domtar Corp.	1,181	58,483
Fibria Celulose SA - ADR	3,206	47,128
Lee & Man Paper Manufacturing, Ltd. (b)	43,000	50,631
Louisiana-Pacific Corp. (a)	2,934	77,047
Norbord, Inc. (b)	1,256	42,516
Sappi, Ltd. (b)	10,646	77,011
Stora Enso OYJ (b)	5,643	89,401
Suzano Papel e Celulose SA (b)	6,800	38,314
UPM-Kymmene OYJ (b)	1,484	46,070
West Fraser Timber Co., Ltd. (b)	1,579	97,441
		626,269
Real Estate Management & Development - 1.94%
Daiwa House Industry Co., Ltd. (b)	1,300	49,852
Hongkong Land Holdings, Ltd. (b)	7,829	55,068
Realogy Holdings Corp.	1,329	35,218
Vonovia SE (b)	1,015	50,290
		190,428
Semiconductors & Semiconductor Equipment - 11.20%
A-DATA Technology Co., Ltd. (b)	15,000	35,417
Amkor Technology, Inc. (a)	6,565	65,978
Applied Materials, Inc.	1,422	72,693
ASM International NV (b)	1,140	76,987
Cirrus Logic, Inc. (a)	784	40,658
D.B. HiTek Co., Ltd. (a)(b)	3,291	36,741
Dialog Semiconductor PLC (a)(b)	1,034	32,020
Jusung Engineering Co., Ltd. (a)(b)	5,314	67,182
KLA-Tencor Corp.	437	45,916
Kulicke & Soffa Industries, Inc. (a)(b)	2,351	57,212
Lam Research Corp.	412	75,837
Micron Technology, Inc. (a)	2,966	121,962
ON Semiconductor Corp. (a)	3,602	75,426
Sanken Electric Co., Ltd. (b)	8,000	57,392
SCREEN Holdings Co., Ltd. (b)	700	56,932
STMicroelectronics NV - NYRS	3,205	69,997
Tokyo Seimitsu Co., Ltd. (b)	1,400	55,093
Ulvac, Inc. (b)	900	56,445
		1,099,888
Transportation Infrastructure - 0.38%
Zhejiang Expressway Co., Ltd. (b)	34,000	37,382

Wireless Telecommunication Services - 3.70%
China Mobile, Ltd. - ADR	1,239	62,619
Freenet AG (b)	1,684	62,134
KDDI Corp. (b)	4,200	104,326
Softbank Group Corp. (b)	1,700	134,590
		363,669
TOTAL COMMON STOCKS (Cost $7,379,760)		$9,440,803

INVESTMENT COMPANIES - 3.12%
Exchange Traded Funds - 3.12%
iShares Core MSCI EAFE ETF	1,847	$122,068
iShares Core MSCI Emerging Markets ETF	1,057	60,143
SPDR S&P 500 ETF Trust	466	124,357
TOTAL INVESTMENT COMPANIES (Cost $284,183)		$306,568

SHORT-TERM INVESTMENTS - 1.00%
Money Market Funds - 1.00%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.153% (c)	98,224	$98,224
TOTAL SHORT-TERM INVESTMENTS (Cost $98,224)		$98,224

Total Investments (Cost $7,762,167) - 100.22%		$9,845,595
Liabilities in Excess of Other Assets - (0.22)%		(21,728)
TOTAL NET ASSETS - 100.00%		$9,823,867

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NYRS	New York Registry Shares
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2017.
(d)		Illiquid security. The fair value of these securities total $2,227 which represents 0.02% of total net assets.
(e)		The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

			Percentage
		Fair	of Total
		Value	Investments
CURRENCY EXPOSURE
Australian Dollar		$222,405	2.26%
Brazilian Real		208,602	2.12
British Pound		487,179	4.95
Canadian Dollar		217,021	2.21
Euro		808,539	8.21
Hong Kong Dollar		507,109	5.15
Indonesian Rupiah		42,723	0.43
Japanese Yen		1,070,113	10.87
Malaysian Ringgit		110,929	1.13
Mexican Peso		35,679	0.36
New Taiwan Dollar		318,231	3.23
New Turkish Lira		73,349	0.74
Polish Zloty		31,459	0.32
South African Rand		246,021	2.50
South Korea Won		368,480	3.74
Thai Baht		134,358	1.36
US Dollar		4,963,398	50.42
Total Investments		$9,845,595	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
Australia	$222,405	2.26%
Austria	63,285	0.64
Brazil	255,730	2.60
Britain	567,969	5.77
Canada	313,360	3.18
China	330,945	3.36
Finland	135,471	1.38
France	173,612	1.76
Germany	233,979	2.38
Hong Kong	293,851	2.98
India	74,606	0.76
Indonesia	42,723	0.43
Italy	44,072	0.45
Japan	1,070,113	10.87
Luxembourg	49,113	0.50
Malaysia	110,929	1.13
Mexico	35,679	0.36
Netherlands	76,987	0.78
Peru	50,405	0.51
Poland	31,459	0.32
Singapore	57,212	0.58
South Africa	246,021	2.50
South Korea	368,480	3.74
Switzerland	125,466	1.27
Taiwan	318,231	3.23
Thailand	134,358	1.36
Turkey	73,349	0.74
United States	4,345,785	44.14
Total Investments	$9,845,595	100.00%

Leuthold Global Industries Fund

Summary of Fair Value Exposure at December 31, 2017
The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2017:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$479,337	$178,917	$–	$658,254
Auto Components	406,067	219,609	–	625,676
Automobiles	391,608	215,026	–	606,634
Banks	191,234	403,404	–	594,638
Capital Markets	316,003	130,478	–	446,481
Chemicals	194,566	373,342	–	567,908
Electronic Equipment, Instruments & Components	332,473	291,153	–	623,626
Health Care Providers & Services	532,038	52,327	–	584,365
Household Durables	549,807	221,672	–	771,479
Independent Power & Renewable Electricity Producers	–	45,729	–	45,729
Insurance	311,258	311,304	–	622,562
Internet Software & Services	263,840	–	–	263,840
Metals & Mining	131,514	211,720	–	343,234
Oil, Gas & Consumable Fuels	81,529	287,212	–	368,741
Paper & Forest Products	437,940	186,102	2,227	626,269
Real Estate Management & Development	35,218	155,210	–	190,428
Semiconductors & Semiconductor Equipment	625,679	474,209	–	1,099,888
Transportation Infrastructure	37,382	–	–	37,382
Wireless Telecommunication Services	62,619	301,050	–	363,669
Total Common Stocks	5,380,112	4,058,464	2,227	9,440,803
Exchange Traded Funds	306,568	–	–	306,568
Money Market Funds	98,224	–	–	98,224
Total Investments in Securities	$5,784,904	$4,058,464	$2,227	$9,845,595

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The following is a summary of transfers for the period ended December 31, 2017:

Total Investments	Level 1	Level 2	Level 3
Transfers into:	$354,810	$106,017	$-
Transfers out of:	(106,017)	(354,810)	-
Net Transfers into and/or out of:	$248,793	$(248,793)	$-

The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of September 30, 2017	$2,227
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfer into and/or out of Level 3	-
Balance as of December 31, 2017	$2,227	(1)

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at December 31, 2017:	$-

(1) The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period the discount was 95%.

Grizzly Short Fund
Schedule of Investments
December 31, 2017 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 83.23%
Money Market Funds - 83.23%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.153% (a)(b)	162,546,844	$162,546,844
TOTAL SHORT-TERM INVESTMENTS (Cost $162,546,844)		$162,546,844

Total Investments (Cost $162,546,844) - 83.23%		$162,546,844
Other Assets in Excess of Liabilities - 16.77% (b)		32,753,765
TOTAL NET ASSETS - 100.00%		$195,300,609

Percentages are stated as a percent of net assets.
(a)	The rate quoted is the annualized seven-day yield as of December 31, 2017.
(b)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund
Schedule of Securities Sold Short - (a)
December 31, 2017 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 95.57%
Banks - 8.19%
Community Bank System, Inc.	18,531	$996,041
First Republic Bank	32,429	2,809,649
M&T Bank Corp.	16,876	2,885,627
People's United Financial, Inc.	182,994	3,421,988
Pinnacle Financial Partners, Inc.	30,940	2,051,322
South State Corp.	10,755	937,298
Sterling Bancorp	117,639	2,893,920
		15,995,845
Capital Markets - 1.81%
Charles Schwab Corp.	68,830	3,535,797

Chemicals - 2.22%
GCP Applied Technologies, Inc.	39,378	1,256,158
Scotts Miracle-Gro Co. - Class A	28,789	3,080,135
		4,336,293
Commercial Services & Supplies - 1.52%
ABM Industries, Inc.	23,991	904,940
Clean Harbors, Inc.	18,200	986,440
Ritchie Bros Auctioneers, Inc. (b)	35,904	1,074,607
		2,965,987
Communications Equipment - 4.28%
Finisar Corp.	151,888	3,090,921
Palo Alto Networks, Inc.	22,337	3,237,525
ViaSat, Inc.	27,135	2,031,054
		8,359,500
Construction & Engineering - 2.99%
Fluor Corp.	72,470	3,743,076
Granite Construction, Inc.	33,091	2,098,962
		5,842,038
Construction Materials - 1.78%
Vulcan Materials Co.	27,135	3,483,320

Containers & Packaging - 1.67%
Ball Corp.	86,368	3,269,029

Diversified Telecommunication Services - 2.16%
Cogent Communications Holdings, Inc.	19,689	891,912
Zayo Group Holdings, Inc.	90,504	3,330,547
		4,222,459
Energy Equipment & Services - 3.15%
Core Laboratories NV (b)	28,458	3,117,574
Schlumberger, Ltd. (b)	45,169	3,043,939
		6,161,513

Food Products - 4.19%
BRF SA - ADR	75,117	$845,817
Hormel Foods Corp.	95,468	3,474,081
Kellogg Co.	42,853	2,913,147
Lancaster Colony Corp.	7,280	940,649
		8,173,694
Health Care Equipment & Supplies - 7.91%
Becton Dickinson and Co.	15,387	3,293,741
DexCom, Inc.	55,262	3,171,486
Edwards Lifesciences Corp.	27,300	3,076,983
Nevro Corp.	24,818	1,713,435
Penumbra, Inc.	11,747	1,105,393
Zimmer Holdings, Inc.	25,646	3,094,703
		15,455,741
Health Care Technology - 1.38%
Veeva Systems, Inc. - Class A	48,809	2,698,162

Hotels, Restaurants & Leisure - 6.22%
Chipotle Mexican Grill, Inc.	9,431	2,725,842
Hilton Worldwide Holdings, Inc	37,889	3,025,815
Starbucks Corp.	49,637	2,850,653
Wendy's Co.	216,416	3,553,551
		12,155,861
Insurance - 6.04%
Alleghany Corp.	5,295	3,156,297
American International Group, Inc.	48,313	2,878,488
Arch Capital Group, Ltd. (b)	30,940	2,808,424
Chubb, Ltd. (b)	20,186	2,949,780
		11,792,989
Internet Software & Services - 3.90%
Cornerstone OnDemand, Inc.	31,933	1,128,193
GoDaddy, Inc. - Class A	70,484	3,543,935
LogMeIn, Inc.	25,646	2,936,467
		7,608,595
Machinery - 3.81%
Flowserve Corp.	64,197	2,704,619
John Bean Technologies Corp.	9,596	1,063,237
Wabtec Corp.	45,004	3,664,676
		7,432,532
Media - 3.34%
DISH Network Corp. - Class A	60,888	2,907,402
IMAX Corp. (b)	105,230	2,436,075
Lions Gate Entertainment Corp. - Class A	34,746	1,174,762
		6,518,239
Metals & Mining - 1.13%
Franco-Nevada Corp. (b)	27,631	2,209,098

Multi-Utilities - 3.23%
Black Hills Corp.	49,306	2,963,783
Dominion Energy, Inc.	41,364	3,352,966
		6,316,749

Oil, Gas & Consumable Fuels - 10.90%
Anadarko Petroleum Corp.	54,270	$2,911,043
Apache Corp.	63,701	2,689,456
Callon Petroleum Co.	269,528	3,274,765
Golar LNG, Ltd. (b)	89,512	2,668,353
Parsley Energy, Inc. - Class A	110,525	3,253,856
Pioneer Natural Resources Co.	19,855	3,431,937
RSP Permian, Inc.	74,952	3,049,047
		21,278,457
Professional Services - 0.58%
WageWorks, Inc.	18,366	1,138,692

Real Estate Investment Trusts (REITs) - 2.76%
Alexandria Real Estate Equities, Inc.	24,984	3,262,661
Douglas Emmett, Inc.	51,622	2,119,599
		5,382,260
Real Estate Management & Development - 0.48%
Kennedy-Wilson Holdings, Inc.	53,608	930,099

Road & Rail - 3.34%
JB Hunt Transport Services, Inc.	26,638	3,062,837
Knight-Swift Transportation Holdings, Inc.	79,253	3,464,941
		6,527,778
Semiconductors & Semiconductor Equipment - 2.54%
Inphi Corp.	83,059	3,039,959
MACOM Technology Solutions Holdings, Inc.	59,068	1,922,073
		4,962,032
Software - 3.71%
CommVault Systems, Inc.	17,538	920,745
Proofpoint, Inc.	33,753	2,997,604
Ultimate Software Group, Inc.	15,222	3,321,897
		7,240,246
Technology Hardware, Storage & Peripherals - 0.34%
Diebold Nixdorf, Inc.	40,040	654,654
TOTAL COMMON STOCKS (Proceeds $183,849,091)		186,647,659

TOTAL SECURITIES SOLD SHORT
(Proceeds $183,849,091) - 95.57%		$186,647,659

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund

Summary of Fair Value Exposure at December 31, 2017
The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of December 31, 2017:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Short-Term Investments	$162,546,844	$–	$–	$162,546,844
Total Investments in Securities	$162,546,844	$–	$–	$162,546,844

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$186,647,659	$–	$–	$186,647,659
Total Securities Sold Short	$186,647,659	$–	$–	$186,647,659

The Fund did not invest in any Level 3 securities or have any transfers into or out of Level 1 or Level 2 during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Leuthold Funds, Inc.

By (Signature and Title)  /s/ John Mueller
                                            John Mueller, President

Date  February 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Mueller
                                              John Mueller, President

Date  February 26, 2018

By (Signature and Title)*  /s/ Holly J. Weiss
                                               Holly J. Weiss, Treasurer

Date  February 26, 2018

* Print the name and title of each signing officer under his or her signature.